Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary by Class of Assets
13.1.	By class of assets

		Software
	Rights and Concessions	Acquired	Developed in-house	Goodwill	Total
Balance at January 1, 2017	2,678	68	306	220	3,272

Addition	935	16	61	—	1,012
Capitalized borrowing costs	—	—	4	—	4
Write-offs	(81)	—	(2)	—	(83)
Transfers	(1,656)	2	—	—	(1,654)
Amortization	(20)	(29)	(101)	—	(150)
Impairment recognition	(33)	—	—	—	(33)
Cumulative translation adjustment	(22)	—	(4)	(2)	(28)

Balance at December 31, 2017	1,801	57	264	218	2,340

Cost	2,006	496	1,225	218	3,945
Accumulated amortization	(205)	(439)	(961)	—	(1,605)

Balance at December 31, 2017	1,801	57	264	218	2,340

Addition	841	35	50	—	926
Capitalized borrowing costs	—	—	4	—	4
Write-offs	(15)	—	—	—	(15)
Transfers	(42)	6	—	14	(22)
Amortization	(14)	(23)	(75)	—	(112)
Cumulative translation adjustment	(241)	(8)	(38)	(29)	(316)

Balance at December 31, 2018	2,330	67	205	203	2,805

Cost	2,549	487	1,105	203	4,344
Accumulated amortization	(219)	(420)	(900)	—	(1,539)

Balance at December 31, 2018	2,330	67	205	203	2,805

Estimated useful life in years	( *)	5	5	Indefinite

(*)	Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.

Summary of Exploratory Phases

Exploration areas returned to the ANP in 2018, totaling US$ 6 (US$ 3 in 2017) are set out below:

Area	Exploratory phase
	Exclusive	Partnership
Sergipe-Alagos basin	5	—
Espirito Santo basin	2	—
Barreirinhas basin	1	—